Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	HealthCor Catalio Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001833769
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4